Property, plant and equipment	6 Months Ended
Jun. 30, 2020
Property, plant and equipment
Property, plant and equipment

5. Property, plant and equipment, net

	6/30/2020	12/31/2019
	(€ in thousands)
Land, buildings and leasehold improvements	19,510	20,045
Plant and machinery	5,546	5,779
Other facilities, factory and office equipment	1,300	1,459
Assets under construction and prepayments made	60	60
Total	26,416	27,343
Thereof pledged assets of Property, Plant and Equipment	13,528	6,618

In March 2020, voxeljet registered a first rank land charge amounting to kEUR 10,000 on its land and facility located in Friedberg, Germany as collateral in favor of the European Investment Bank (“EIB”) related to the loan, entered into with the EIB under the Finance Contract, dated November 9, 2017.